PLANT EQUIPMENT AND MINING PROPERTIES	12 Months Ended
Dec. 31, 2023
PLANT EQUIPMENT AND MINING PROPERTIES
PLANT, EQUIPMENT AND MINING PROPERTIES

11. PLANT, EQUIPMENT AND MINING PROPERTIES

	Mining properties	Office equipment, furniture, and fixtures	Computer equipment	Mine machinery and transportation equipment	Mill machinery and processing equipment	Buildings and construction in process	Total
	$	$	$	$	$	$	$
COST
Balance at January 1, 2022	13,038	595	335	14,240	18,613	11,778	58,599
Additions / Transfers	1,649	185	441	2,383	4,781	2,907	12,346
Writedowns	-	-	-	(1,692)	(100)	-	(1,792)
Effect of movements in exchange rates	-	(17)	(2)	(1)	-	8	(12)
Balance at December 31, 2022	14,687	763	774	14,930	23,294	14,693	69,141
Additions / Transfers	3,716	78	1,176	3,270	3,079	701	12,020
Writedowns	-	(6)	(22)	(629)	(141)	-	(798)
Effect of movements in exchange rates	(28)	9	1	2	-	(24)	(40)
Balance at December 31, 2023	18,375	844	1,929	17,573	26,232	15,370	80,323

ACCUMULATED DEPLETION AND DEPRECIATION / IMPAIRMENT
Balance at January 1, 2022	8,856	294	267	4,944	6,667	1,896	22,924
Additions / Transfers	250	147	331	1,616	146	1,133	3,623
Writedowns	-	-	-	(1,382)	(80)	-	(1,462)
Balance at December 31, 2022	9,106	441	598	5,178	6,733	3,029	25,085
Additions / Transfers	367	111	204	676	1,170	294	2,822
Writedowns	-	(4)	(21)	(619)	(9)	-	(653)
Balance at December 31, 2023	9,473	548	781	5,235	7,894	3,323	27,254

NET BOOK VALUE
At December 31, 2023	8,902	296	1,148	12,338	18,338	12,047	53,069
At December 31, 2022	5,581	322	176	9,752	16,561	11,664	44,056

Included in Buildings and construction in process above are assets under construction of $3,166 as at December 31, 2023 (December 31, 2022 - $3,817) on which no depreciation was charged in the periods then ended. Once the assets are available for use, they will be transferred to the appropriate class of plant, equipment and mining properties.

As of December 31, 2023, the Company performed an evaluation of the property plant and equipment and recorded a write-down of $144 (December 31, 2022 – $330) against the carrying value of mine and mill machinery and transportation equipment due to damage and obsolescence.

As at December 31, 2023, plant, equipment and mining properties included a net carrying amount of $5,832 (December 31, 2022 - $2,417) for mining equipment and right of use assets under lease.